INCOME TAXES (Income Tax Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 25, 2012	Dec. 27, 2011
Income Tax [Line Items]
Expected Federal income tax benefit (expense)	$ 13,645	$ 8,260	$ 18,005
State taxes, net of Federal benefit	(468)	409	1,879
Foreign rate differential	(97)	2	74
IETU, Withholding and Other Permanent- Foreign	(220)	557	(494)
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	0	0	(290)
Adjustments Related to Tax Contingencies	(3,171)	(3,273)	(2,921)
Forgiveness of Debt	(4,192)	0	0
Effective Income Tax Rate Reconciliation, Membership initiation deposits	(4,586)	0	0
Other, net	(1,282)	1,452	391
Actual income tax benefit (expense)	(1,681)	7,528	16,421
State
Income Tax [Line Items]
Change in valuation allowance	(1,266)	828	(668)
Foreign
Income Tax [Line Items]
Change in valuation allowance	$ (44)	$ (707)	$ 445